Summary of Significant Accounting Policies	3 Months Ended		12 Months Ended
	Apr. 03, 2021	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Basis of Presentation

We have incurred significant net losses since our inception and have an accumulated deficit of $332.5 million. In the three months ended April 3, 2021, we incurred a net loss of $569,000 and negative cash flows from operations of $453,000. In 2020, we incurred a net loss of $3.0 million and had negative cash flows from operations of $3.1 million. In 2020, we had an accumulated deficit of $331.9 million, a net loss of $9.2 million and negative cash flows from operations of $8.8 million. At December 31, 2020, we had $1.3 million in cash. Our cash resources may therefore not be sufficient to fund our business through the end of the current fiscal year. Therefore, unless we can successfully implement our strategic alternatives plan including, among others, a strategic investment financing which would allow us to pursue our current business plan, a business combination such as our merger with Clearday, or a sale of STI, we will need to raise additional capital during this fiscal year ending December 31, 2021 to maintain our viability. Additional financing may not be available on acceptable terms or at all. If we issue additional equity securities to raise funds, the ownership percentage of our existing stockholders would be reduced. New investors may demand rights, preferences or privileges senior to those of existing holders of common stock. These factors raise substantial doubt about our ability to continue as a going concern.

Our plans regarding improving our future liquidity will require us to successfully implement our strategic plan to explore strategic alternatives focused on maximizing shareholder value. Strategic alternatives considered included, among others, a strategic investment financing which would allow the company to pursue its current business plan, a business combination such as a merger with another party, or a sale of STI. On January 28, 2020, we announced a cost reduction plan for the purpose of aligning our personnel needs and capital requirements as we explored strategic alternatives previously announced. We will maintain operations of our Sapphire Cryocooler cryogenics initiatives while ceasing additional manufacturing of our HTS Conductus® wire. The plan also included a 70% employee workforce reduction.

In 2019, we undertook steps to reduce our ongoing operating costs and we raised net cash proceeds of $3.9 million from the sale of our common and preferred shares and warrants.

On September 9, 2020, we effected a 1-for-10 reverse stock split of our common stock, or the 2020 Reverse Stock Split. As a result of the 2020 Reverse Stock Split, every ten shares of our pre-2020 Reverse Stock Split common stock were combined and reclassified into one share of our common stock. The 2020 Reverse Stock Split changed the authorized number of shares from 250,000,000 to 25,000,000. The par value of our common stock remained $0.001.

Share and per share data included in the Notes to Consolidated Financial Statements have been retroactively adjusted, as applicable, for the effect of the reverse stock splits. Certain of the information contained in the documents incorporated by reference herein and therein present information on our common stock on a pre-reverse stock split basis.

Principles of Consolidation

The interim condensed consolidated financial statements include the accounts of Superconductor Technologies Inc. and its wholly owned subsidiaries. All significant intercompany transactions have been eliminated from the condensed consolidated financial statements.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less. Cash and cash equivalents are maintained with what we believe to be quality financial institutions and exceed FDIC limits. Historically, we have not experienced any losses due to such concentration of credit risk.

Accounts Receivable

We grant uncollateralized credit to our customers. We perform usual and customary credit evaluations of our customers before granting credit. Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is our best estimate of the amount of probable credit losses in our existing accounts receivable. We determine the allowance based on historical write-off experience. Past due balances are reviewed for collectability. Accounts balances are charged off against the allowance when we deem it is probable the receivable will not be recovered. We do not have any off-balance sheet credit exposure related to our customers.

Revenue Recognition

On January 1, 2018, we adopted ASC Topic 606, Revenue from Contracts with Customers, and all of the related amendments (“ASC 606”) and applied it to all contracts. The adoption ASC topic 606 has had no effect to our consolidated financial statements.

Commercial and government contract revenues are recognized once all of the following conditions have been met: a) an authorized purchase order has been received in writing, b) the customer’s credit worthiness has been established, c) shipment of the product has occurred, d) title has transferred, and e) if stipulated by the contract, customer acceptance has occurred and all significant vendor obligations, if any, have been satisfied.

Government contract revenues are principally generated under research and development contracts. Revenues from research-related activities are derived from contracts with agencies of the U.S. Government. Credit risk related to accounts receivable arising from such contracts is considered minimal. All payments to us for work performed on contracts with agencies of the U.S. Government are subject to adjustment upon audit by the Defense Contract Audit Agency. Based on historical experience and review of our current project in process, we believe that adjustments from open audits will not have an effect on our financial position, results of operations or cash flows. We are using the expected cost-plus-margin approach as the suitable method for allocating transaction price to the performance obligations in the contract under ASC 606.

Shipping and Handling Fees and Costs

Shipping and handling fees billed to customers are included in net revenues. Shipping and handling fees associated with freight are generally included in cost of revenues.

Warranties

We offer warranties generally ranging from one to five years, depending on the product and negotiated terms of purchase agreements with our customers. Such warranties require us to repair or replace defective products returned to us during such warranty period at no cost to the customer. An estimate by us for warranty related costs is recorded by us at the time of sale based on our actual historical product return rates and expected repair costs. Such costs have been within our expectations.

Indemnities

In connection with the sales and manufacturing of our commercial products, we indemnify, without limit or term, our customers and contract manufacturers against all claims, suits, demands, damages, liabilities, expenses, judgments, settlements and penalties arising from actual or alleged infringement or misappropriation of any intellectual property relating to our products or other claims arising from our products. We cannot reasonably develop an estimate of the maximum potential amount of payments that might be made under our indemnities because of the uncertainty as to whether a claim might arise and how much it might total. Historically, we have not incurred any expenses related to these indemnities.

Research and Development Costs

Research and development costs are charged to expense as incurred and include salary, facility, depreciation and material expenses. Research and development costs are charged to research and development expense.

Inventories

Inventories were stated at the lower of cost or net realizable value, with costs primarily determined using standard costs, which approximate actual costs utilizing the first-in, first-out method. We review inventory quantities on hand and on order and record, on a quarterly basis, a provision for excess and obsolete inventory and/or vendor cancellation charges related to purchase commitments. If the results of the review determine that a write-down is necessary, we recognize a loss in the period in which the loss is identified, whether or not the inventory is retained. Our April 3, 2021 and December 31, 2020 net inventory value was $68,000. During the three month period ending March 28, 2020 we ceased production of our Conductus wire and expensed the remaining $190,000 of wire inventory.

Preferred interest in real estate

We entered into a Securities Purchase Agreement with Clearday, which was consummated on July 6, 2020, pursuant to which we issued 400,000 shares of our common stock in exchange for a preferred interest in real estate we value at $1.6 million, implying a purchase price of $4.00 per share, based on the intraday stock trading price. The fair value of the real estate was based on the fact the building was acquired by Clearday in an arm’s-length all-cash purchase in November 2019 and a recent broker’s price report.

Property and Equipment

Property and equipment are recorded at cost. Equipment is depreciated using the straight-line method over their estimated useful lives ranging from three to five years. Leasehold improvements and assets financed under capital leases are amortized over the shorter of their useful lives or the lease term. Furniture and fixtures are depreciated over seven years. Expenditures for additions and major improvements are capitalized. Expenditures for minor tooling, repairs and maintenance and minor improvements are charged to expense as incurred. When property or equipment is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts. Gains or losses from retirements and disposals are recorded in selling, general and administration expenses. During the three month period ending March 28, 2020 we ceased production of our Conductus wire and sold most of our production wire equipment for a gain of $510,000.

Patents, Licenses and Purchased Technology

Patents and licenses are recorded at cost and are amortized using the straight-line method over the shorter of their estimated useful lives or seventeen years. During the three month period ending March 28, 2020 we ceased production of our Conductus wire and sold many Conductus wire patents for no gain or loss and we also recognized a $134,000 impairment of other patents.

Other Assets and Investments

The realizability of long-lived assets is evaluated periodically as events or circumstances indicate a possible inability to recover the carrying amount. Long-lived assets that will no longer be used in the business are written off in the period identified since they will no longer be used in operations and generate any positive cash flows for us. Periodically, long-lived assets that will continue to be used by us will need to be evaluated for recoverability. Such evaluation is based on various analyses, including cash flow and profitability projections, as well as alternative uses, such as government contracts or awards. The analyses necessarily involve significant management judgment. In the event the projected undiscounted cash flows are less than net book value of the assets, the carrying value of the assets will be written down to their estimated fair value. We tested our long-lived assets at April 3, 2021 and none of our long-lived assets had book value.

Loss Contingencies

In the normal course of our business, we are subject to claims and litigation, including allegations of patent infringement. Liabilities relating to these claims are recorded when it is determined that a loss is probable and the amount of the loss can be reasonably estimated. Legal fees are recorded as services are provided. The costs of our defense in such matters are charged to operations as incurred. Insurance proceeds recoverable are recorded when deemed probable.

Income Taxes

We recognize deferred tax liabilities and assets based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities, using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit (expense) results from the change in net deferred tax assets or deferred tax liabilities. A valuation allowance is recorded when it is more likely than not that some or all deferred tax assets will not be realized. The guidance further clarifies the accounting for uncertainty in income taxes and sets a consistent framework to determine the appropriate level of tax reserve to maintain for uncertain tax positions. This interpretation uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained. The amount of the benefit is then measured to be the highest tax benefit that is greater than 50% likely to be realized and sets out disclosure requirements to enhance transparency of our tax reserves. Unrecognized tax positions, if ever recognized in the condensed consolidated financial statements, are recorded in the statement of operations as part of the income tax provision. Our policy is to recognize interest and penalties accrued on uncertain tax positions, if any, as part of the income tax provision.

No liabilities for uncertain tax positions were recorded in the current year. No interest or penalties on uncertain tax positions have been expensed to date. We are not under examination by any taxing authorities. Our federal statute of limitations for examination of us is open for 2016 and subsequent filings.

As of December 31, 2020, we had net operating loss carryforwards for federal and state income tax purposes. We concluded that under the Internal Revenue Code change of control limitations, a maximum of $14.2 million of our $297.9 net operating loss carryforwards, which expire in the years 2021 through 2038, would be available for reduction of taxable income and reduced both the deferred tax asset and valuation allowance accordingly. Due to the uncertainty surrounding their realization, we recorded a full valuation allowance against our net deferred tax assets. Accordingly, no deferred tax asset has been recorded in the accompanying condensed consolidated balance sheets.

Marketing Costs

All costs related to marketing and advertising our products are charged to expense as incurred or at the time the advertising takes place. Advertising costs were not material in each of the quarters ended April 3, 2021 and March 28, 2020.

Net Loss Per Share

Basic and diluted net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding in each year. Net loss available to common stockholders is computed after deducting accumulated dividends on cumulative preferred stock, deemed dividends and accretion of redemption value on redeemable preferred stock for the period and beneficial conversion features on issuance of convertible preferred stock. Potential common shares are not included in the calculation of diluted loss per share because their effect is anti-dilutive.

Stock-based Compensation Expense

We grant both restricted stock awards and stock options to our key employees, directors and consultants. For the quarters ended April 3, 2021 and March 28, 2020, no options or awards were granted. The following table presents details of total stock-based compensation expense that is included in each functional line item on our condensed consolidated statements of operations:

	Three months ended
	April 3, 2021	March 28, 2020
Cost of commercial product revenues	$-	$1,000
Research and development	-	2,000
Selling, general and administrative	-	18,000
Total stock-based compensation expense	$-	$21,000

Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. The significant estimates in the preparation of the financial statements relate to the assessment of the carrying amount of accounts receivable, fixed assets, intangibles, estimated provisions for warranty costs, fair value of warrant derivatives, income taxes and disclosures related to litigation. Actual results could differ from those estimates and such differences may be material to the condensed consolidated financial statements.

Fair Value of Financial Instruments

We have estimated the fair value amounts of our financial instruments using the available market information and valuation methodologies considered appropriate. We determined the book value of our cash and cash equivalents, and other current liabilities according to their approximate fair value as of April 3, 2021.

Comprehensive Income

We have no items of other comprehensive income in any period and consequently have not included a Statement of Comprehensive Income.

Segment Information

We have historically operated in a single business segment: the research, development, manufacture and marketing of high performance products used in cellular base stations. We derived net commercial product revenues primarily from the sales of our AmpLink and SuperPlex products which we sold directly to wireless network operators in the United States. Net revenues derived principally from government contracts are presented separately on the consolidated statements of operations for all periods presented.

Certain Risks and Uncertainties

On January 28, 2020, we announced a cost reduction plan for the purpose of aligning our personnel needs and capital requirements as we explored strategic alternatives previously announced. We will maintain operations of our Sapphire Cryocooler cryogenics initiatives while ceasing additional manufacturing of our HTS Conductus® wire. The plan also included a 70% employee workforce reduction.

On February 26, 2020, we entered into a definitive merger agreement Clearday a privately-held company dedicated to delivering next generation longevity care and wellness services, whereby a wholly-owned subsidiary of STI will merge with and into Clearday in a stock-for-stock transaction with Clearday, with Clearday surviving and becoming a wholly-owned subsidiary of STI, which will then change its name to Clearday, Inc. See “Our Future Business” above for more information.

Note 2 — Summary of Significant Accounting Policies

Basis of Presentation

We have incurred significant net losses since our inception and have an accumulated deficit of $331.9 million. In 2020, we incurred a net loss of $3.0 million and had negative cash flows from operations of $3.1 million. In 2019, we had an accumulated deficit of $329 million, a net loss of $9.2 million and negative cash flows from operations of $8.8 million. At December 31, 2020, we had $1.3 million in cash. Our cash resources may therefore not be sufficient to fund our business through the end of the current fiscal year. Therefore, unless we can successfully implement our strategic alternatives plan including, among others, a strategic investment financing which would allow us to pursue our current business plan, a business combination such as our merger with Clearday, or a sale of STI, we will need to raise additional capital during this fiscal year ending December 31, 2021 to maintain our viability. Additional financing may not be available on acceptable terms or at all. If we issue additional equity securities to raise funds, the ownership percentage of our existing stockholders would be reduced. New investors may demand rights, preferences or privileges senior to those of existing holders of common stock. These factors raise substantial doubt about our ability to continue as a going concern.

Our plans regarding improving our future liquidity will require us to successfully implement our strategic plan to explore strategic alternatives focused on maximizing shareholder value. Strategic alternatives considered included, among others, a strategic investment financing which would allow the company to pursue its current business plan, a business combination such as a merger with another party, or a sale of STI. On January 28, 2020, we announced a cost reduction plan for the purpose of aligning our personnel needs and capital requirements as we explored strategic alternatives previously announced. We will maintain operations of our Sapphire Cryocooler cryogenics initiatives while ceasing additional manufacturing of our HTS Conductus® wire. The plan also included a 70% employee workforce reduction.

As noted above, on February 26, 2020, we entered into a definitive merger agreement with Allied Integral United, Inc. (which will change its name to, and is therefore referred herein as, “Clearday”), a privately-held company dedicated to delivering next generation longevity care and wellness services, whereby our wholly-owned subsidiary will merge with and into Clearday in a stock-for-stock transaction with Clearday (the “Merger”), with Clearday surviving and becoming our wholly-owned subsidiary, which will then change its name to Clearday, Inc (the “Merger Agreement”).

As previously disclosed, on May 12, 2020, the Merger Agreement was amended by the parties to (i) add a covenant that the parties shall use their commercially reasonable efforts to cause STI to at all times remain listed on the Nasdaq Capital Market (or higher tier) and that if STI ceases to be listed on the Nasdaq Capital Market then the parties shall (including after the closing of the Merger) use their commercially reasonable efforts to cause STI to become listed on either the Nasdaq Capital Market or the NYSE MKT as promptly as reasonably possible, (ii) remove the conditions to closing the Merger that Nasdaq must determine that all listing deficiencies have been cured and determine to approve the listing of STI’s common stock on the Nasdaq and remove any other provisions in the Merger Agreement of like effect, (iii) extend the “outside date” for the Merger to close until the close of business on September 21, 2020 and (iv) require a customary tax representation letter from STI as a closing condition

As previously disclosed, due to our failure to comply with its listing conditions, the Nasdaq Stock Market notified us that it intended to complete the delisting of our common stock by filing a Form 25 Notification of Delisting with the U.S. Securities and Exchange Commission, which it did on February 2, 2021. Our common stock is no longer listed on a National Securities Exchange. Our stock trades on the OTC QB Market.

As also previously disclosed, we announced that, although the “outside date” of our Merger Agreement with Clearday has expired, both the Company and Clearday intended to finalize an amendment to the Merger Agreement or enter into a new merger agreement and proceed with the merger. Clearday has informed us that the listing of our common stock on the Nasdaq would not be a condition to the closing of the merger. The parties are negotiating a new merger agreement (instead of an extension to the Merger Agreement) that would result in a similar all stock reverse acquisition of us, however there is no assurance that the parties will complete such negotiation successfully or conclude the merger or any transaction at all.

Clearday has paid us $120,000 as a good faith, non-refundable, payment to provide us cash flow support as we negotiate a new merger agreement.

As discussed below, we also obtained a Paycheck Protection Program loan of approximately $468,000. We believe these funds will be sufficient to conclude a merger with Clearday, if one can be negotiated and our shareholders approve the transaction by the third quarter of 2021. There is no assurance that this will occur and indeed there are significant risks that it will not occur.

If a merger is consummated with Clearday, of which there is no assurance, the merged company will focus on the development of Clearday’s non-residential daily care service model as well as the continued operation of Clearday’s existing Memory Care America residential memory care facilities. As part of plans to develop and expand its assortment of innovative, non-residential daily care services, Clearday intends to leverage our existing Cryogenic Cooler as an enabling technology for one of its service offerings in the healthcare market.

If a merger is not consummated with Clearday in the near future, we will likely be required to liquidate or declare bankruptcy, in which case there would likely be no payments to common stock holders.

The accompanying consolidated financial statements do not include any adjustments that may result from the outcome of the uncertainties set forth above.

On July 24, 2018, we effected a 1-for-10 reverse stock split of our common stock, or the 2018 Reverse Stock Split. As a result of the 2018 Reverse Stock Split, every ten shares of our pre-2018 Reverse Stock Split common stock were combined and reclassified into one share of our common stock. The 2018 Reverse Stock Split did not change the authorized number of shares or the par value of our common stock.

In 2019, we undertook steps to reduce our ongoing operating costs and we raised net cash proceeds of $3.9 million from the sale of our common and preferred shares and warrants.

On September 9, 2020, we effected a 1-for-10 reverse stock split of our common stock, or the 2020 Reverse Stock Split. As a result of the 2020 Reverse Stock Split, every ten shares of our pre-2020 Reverse Stock Split common stock were combined and reclassified into one share of our common stock. The 2020 Reverse Stock Split changed the authorized number of shares from 250,000,000 to 25,000,000. The par value of our common stock remained $0.001.

Share and per share data included in the consolidated financial statements, as well as the notes to consolidated financial statements have been retroactively adjusted, as applicable, for the effect of the reverse stock splits. Certain of the information contained in the documents incorporated by reference herein and therein present information on our common stock on a pre-reverse stock split basis.

Recent Accounting Pronouncements

Effective January 1, 2018, we adopted the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606). The amended guidance establishes a single comprehensive model for companies to use in accounting for revenue arising from contracts with customers and superseded most of the existing revenue recognition guidance, including industry-specific guidance. There was no impact from adopting the standard on our financial statements and related disclosures.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which supersedes all existing guidance on accounting for leases in ASC Topic 840. ASU 2016-02 is intended to provide enhanced transparency and comparability by requiring lessees to record right-of-use assets and corresponding lease liabilities on the balance sheet. ASU 2016-02 will continue to classify leases as either finance or operating, with classification affecting the pattern of expense recognition in the statement of income. ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. We applied this guidance at January 1, 2019 and recorded our leases on our consolidated balance sheets as right-of-use assets and lease liabilities. We also elected this new standard’s available transition practical expedients. Consequently, financial information will not be updated and disclosures required under the new standard will not be provided for dates and periods before January 1, 2019. We have reviewed our leases and other agreements in order to determine the effects of the new guidance on our consolidated financial statements. We have determined that we have leases that meet the criteria for recognition of right-of-use assets and lease liabilities on the balance sheet under the new guidance. We are not party to any leases for which we are the lessor.

Effective January 1, 2018, the Company adopted the FASB issued ASU No. 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments, which provides guidance on eight specific cash flow classification issues. Prior to this ASU, GAAP did not include specific guidance on these eight cash flow classification issues. The adoption of this ASU did not have a material impact on our consolidated financial statements and disclosures.

In July 2017, the FASB issued ASU 2017-11, Earnings Per Shares (Topic 260), Distinguishing Liabilities from Equity (Topic 480) and Derivatives and Hedging (Topic 815): Part I, Accounting for Certain Financial Instruments with Down Round Features. ASU 2017-11 changes the classification analysis of certain equity-linked financial instruments, such as warrants and embedded conversion features, such that a down round feature is disregarded when assessing whether the instrument is indexed to an entity’s own stock under Subtopic 815-40. As a result, a down round feature — by itself — no longer requires an instrument to be remeasured at fair value through earnings each period, although all other aspects of the indexation guidance under Subtopic 815-40 continue to apply. ASU 2017-11 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The adoption of this ASU did not have a material impact on our consolidated financial statements and disclosures.

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurements which eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of the FASB’s disclosure framework project. Adoption of this guidance is required for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. We are evaluating the impact of adopting this new standard on our consolidated financial statements.

Principles of Consolidation

The consolidated financial statements include the accounts of Superconductor Technologies Inc. and its wholly owned subsidiaries. All significant intercompany transactions have been eliminated from the consolidated financial statements.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less. Cash and cash equivalents are maintained with what management believes to be quality financial institutions and exceed FDIC limits. Historically, we have not experienced any losses due to such concentration of credit risk.

Accounts Receivable

We grant uncollateralized credit to our customers. We perform usual and customary credit evaluations of our customers before granting credit. Trade accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is our best estimate of the amount of probable credit losses in our existing accounts receivable. We determine the allowance based on historical write-off experience. Past due balances are reviewed for collectability. Account balances are charged off against the allowance when we deem it is probable the receivable will not be recovered. We do not have any off-balance-sheet credit exposure related to our customers.

Revenue Recognition

On January 1, 2018, we adopted ASC Topic 606, Revenue from Contracts with Customers, and all of the related amendments and applied it to all contracts. The adoption ASC topic 606 has had no effect to our consolidated financial statements.

Commercial revenues are recognized once all of the following conditions have been met: a) an authorized purchase order has been received in writing, b) the customer’s credit worthiness has been established, c) shipment of the product has occurred, d) title has transferred, and e) if stipulated by the contract, customer acceptance has occurred and all significant vendor obligations, if any, have been satisfied.

Government contract revenues are principally generated under research and development contracts. Revenues from research-related activities are derived from contracts with agencies of the U.S. Government. Credit risk related to accounts receivable arising from such contracts is considered minimal. All payments to us for work performed on contracts with agencies of the U.S. Government are subject to adjustment upon audit by the Defense Contract Audit Agency. Based on historical experience and review of our current project in process, we believe that adjustments from open audits will not have a significant effect on our financial position, results of operations or cash flows.

Shipping and Handling Fees and Costs

Shipping and handling fees billed to customers are included in net commercial product revenues. Shipping and handling fees associated with freight are generally included in cost of commercial product revenues.

Warranties

We offer warranties generally ranging from one to five years, depending on the product and negotiated terms of purchase agreements with our customers. Such warranties require us to repair or replace defective product returned to us during such warranty period at no cost to the customer. Our estimate for warranty related costs is recorded at the time of sale based on our actual historical product return rates and expected repair costs. Such costs have been within our expectations.

Indemnities

In connection with the sales and manufacturing of our commercial products, we indemnify, without limit or term, our customers and contract manufacturers against all claims, suits, demands, damages, liabilities, expenses, judgments, settlements and penalties arising from actual or alleged infringement or misappropriation of any intellectual property relating to our products or other claims arising from our products. We cannot reasonably develop an estimate of the maximum potential amount of payments that might be made under our indemnities because of the uncertainty as to whether a claim might arise and how much it might total. Historically, we have not incurred any expenses related to these indemnities.

Research and Development Costs

Research and development costs are charged to expense as incurred and include salary, facility, depreciation and material expenses. Research and development costs are charged to research and development expense.

Inventories

Inventories are stated at the lower of cost or net realizable value, with costs primarily determined using standard costs, which approximate actual costs utilizing the first-in, first-out method. We review inventory quantities on hand and on order and record, on a quarterly basis, a provision for excess and obsolete inventory and/or vendor cancellation charges related to purchase commitments. If the results of the review determine that a write-down is necessary, we recognize a loss in the period in which the loss is identified, whether or not the inventory is retained. Our inventory reserves establish a new cost basis for inventory and are not reversed until we sell or dispose of the related inventory. Such provisions are established based on historical usage, adjusted for known changes in demands for such products, or the estimated forecast of product demand and production requirements. Costs associated with idle capacity are charged to operations immediately. During 2020 we ceased production of our Conductus wire and expensed the remaining $190,000 of our wire inventory.

Preferred interest in real estate

On July 6, 2020, we entered into a Securities Purchase Agreement with Clearday, pursuant to which we acquired a preferred interest in real estate with a fair value of $1.6 million. The fair value of the real estate was based on the fact the building was acquired by Clearday in an arm’s-length, all-cash purchase, from an independent third party in November 2019. We obtained a broker’s price report indicating no material volatility in the building’s fair value since November 2019. In exchange for the preferred interest in the real estate, we issued 400,000 shares of our common stock a fair value $4.00 per share, based on the intraday stock trading price on July 6, 2020. Our preferential interest in the real estate is based solely upon an event of liquidation or dissolution of the real estate, which the Company cannot force; the Company will be entitled to proceeds from liquidation or dissolution up to $1.6 million.

Property and Equipment

Property and equipment are recorded at cost. Equipment is depreciated using the straight-line method over their estimated useful lives ranging from three to five years. Leasehold improvements and assets financed under capital leases are amortized over the shorter of their useful lives or the lease term. Furniture and fixtures are depreciated over seven years. Expenditures for additions and major improvements are capitalized. Expenditures for minor tooling, repairs and maintenance and minor improvements are charged to operations as incurred. When property or equipment is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts. During 2020 we ceased production of our Conductus wire and sold most of our production wire equipment for a gain of $510,000. There were no disposals in 2019.

Patents, Licenses and Purchased Technology

Patents and licenses are recorded at cost and are amortized using the straight-line method over the shorter of their estimated useful lives or approximately seventeen years. During 2020 we ceased production of our Conductus wire and sold many of our wire patents for no gain or loss and recognized a $134,000 impairment of other patents.

Long-Lived Assets

The realizability of long-lived assets is evaluated periodically as events or circumstances indicate a possible inability to recover the carrying amount. Long-lived assets that will no longer be used in the business are written off in the period identified since they will no longer be used in operations and generate any positive cash flows for us. Periodically, long-lived assets that will continue to be used by us will need to be evaluated for recoverability. Such evaluation is based on various analyses, including cash flow and profitability projections, as well as alternative uses, such as government contracts or awards. The analyses necessarily involve significant management judgment. In the event the projected undiscounted cash flows are less than net book value of the assets, the carrying value of the assets will be written down to their estimated fair value. We tested our long lived assets for recoverability in each of the last three years and did not believe there was any impairment.

The accompanying consolidated financial statements do not include any adjustments that may result from the outcome of these uncertainties.

Income Taxes

We recognize deferred tax liabilities and assets based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities, using enacted tax rates in effect in the years the differences are expected to reverse. Deferred income tax benefit (expense) results from the change in net deferred tax assets or deferred tax liabilities. A valuation allowance is recorded when it is more likely than not that some or all deferred tax assets will not be realized.

The guidance further clarifies the accounting for uncertainty in income taxes and sets a consistent framework to determine the appropriate level of tax reserve to maintain for uncertain tax positions. This interpretation uses a two-step approach wherein a tax benefit is recognized if a position is more-likely-than-not to be sustained. The amount of the benefit is then measured to be the highest tax benefit that is greater than 50% likely to be realized and sets out disclosure requirements to enhance transparency of our tax reserves.

Unrecognized tax positions, if ever recognized in the consolidated financial statements, are recorded in the statement of operations as part of the income tax provision. Our policy is to recognize interest and penalties accrued on uncertain tax positions, if any, as part of the income tax provision.

No liabilities for uncertain tax positions were recorded in the current year. No interest or penalties on uncertain tax positions have been expensed to date. We are not under examination by any taxing authorities. The federal statute of limitations for examination of us is open for 2017 and subsequent filings. Additionally, the statute of limitations for examination of our net operating loss carryforwards is open for a 20 year period subsequent to each loss year.

We implemented ASU 2016-09 during the first quarter of 2017 as stipulated in the FASB guidance for publicly traded entities. To account for the implementation of ASU 2016-09, we accounted for previously unrecognized excess tax benefits by recognizing those benefits. Due to our full valuation allowance, this recognition has no effect on the net accrual after the valuation allowance.

Marketing Costs

All costs related to marketing and advertising our products are charged to operations as incurred or at the time the advertising takes place. Advertising costs were not material in each of the three years in the period ended December 31, 2020.

Net Loss Per Share

Basic and diluted net loss per share is computed by dividing net loss available to common stockholders by the weighted average number of common shares outstanding in each year. Net loss available to common stockholders is computed after deducting accumulated dividends on cumulative preferred stock, deemed dividends and accretion of redemption value on redeemable preferred stock for the period and beneficial conversion features on issuance of convertible preferred stock. Potential common shares are not included in the calculation of diluted loss per share because their effect is anti-dilutive.

Stock-based Compensation Expense

We have in effect several equity incentive plans under which stock options and awards have been granted to employees and non-employee members of the Board of Directors. We are required to estimate the fair value of share-based awards on the date of grant. The value of the award is principally recognized as expense ratably over the requisite service periods. We have estimated the fair value of stock options as of the date of grant using the Black-Scholes option pricing model. The Black-Scholes model considers, among other factors, the expected life of the award and the expected volatility of our stock price. We evaluate the assumptions used to value stock options on a quarterly basis. The fair values generated by the Black-Scholes model may not be indicative of the actual fair values of our equity awards, as they do not consider other factors important to those awards to employees, such as continued employment and periodic vesting.

The following table presents details of total stock-based compensation expense that is included in each functional line item on our consolidated statements of operations:

	2020	2019	2018
Cost of Commercial product revenues	$3,000	$3,000	$3,000
Research and development	9,000	10,000	12,000
Selling, general and administrative	68,000	74,000	69,000
	$80,000	$87,000	$84,000

The impact to the consolidated statements of operations for 2020, 2019 and 2018 on basic and diluted earnings per share was $0.03, $0.12 and $0.42, respectively. No stock compensation cost was capitalized during the three year period ended December 31, 2020.

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles in the United States of America requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. The significant estimates in the preparation of the consolidated financial statements relate to the assessment of the carrying amount of accounts receivable, inventory, fixed assets, preferred interest in real estate, intangibles, fair value of options and warrants, estimated provisions for warranty costs, accruals for restructuring and lease abandonment costs, contract revenues, income taxes and disclosures related to the litigation. Actual results could differ from those estimates and such differences may be material to the consolidated financial statements.

Fair Value of Financial Instruments

We have estimated the fair value amounts of our financial instruments using the available market information and valuation methodologies considered appropriate. We determined the book value of our cash and cash equivalents, accounts receivable, and other current assets and other current liabilities as of December 31, 2020 and December 31, 2019 approximate fair value.

The fair value of our warrant derivative liability was estimated using the Binomial Lattice option valuation model.

Fair value for financial reporting purposes is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date, ASC 820, “Fair Value Measurement and Disclosures”, also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities

Level 2 — quoted prices for similar assets and liabilities in active markets or inputs that are observable

Level 3 — inputs that are unobservable (for example cash flow modeling inputs based on assumptions)

The fair value of our warrant liabilities was determined based on level 3 inputs. These derivative liabilities, which expired in August 2018 and had no value at December 31, 2019 or December 31, 2020, were adjusted to reflect fair value at each period end, with any increase or decrease in the fair value being recorded in results of operations as Adjustment to Fair Value of Derivatives.

Comprehensive Income

We have no items of other comprehensive income in any period and consequently have not included a Statement of Comprehensive Income.

Segment Information

We have historically operated in a single business segment: the research, development, manufacture and marketing of high performance products used in cellular base stations. We derived net commercial product revenues primarily from the sales of our AmpLink and SuperPlex products which we sold directly to wireless network operators in the United States. Net revenues derived principally from government contracts are presented separately on the consolidated statements of operations for all periods presented.

Certain Risks and Uncertainties

With respect to our historical Conductus wire business, we expected to also have some customer concentration in that business as we commercialized our wire product. The loss of or reduction in sales, or the inability to collect outstanding accounts receivable, from any significant customer could have a material adverse effect on our business, financial condition, results of operations and cash flows.

We relied on a limited number of suppliers for key components of our products. The loss of any of these suppliers could have material adverse effect on our business, financial condition, results of operations and cash flows. Since early 2020, when we ceased additional manufacturing of our Conductus wire, much of this risk was limited.

In connection with the sales of our commercial products, we indemnify, without limit or term, our customers against all claims, suits, demands, damages, liabilities, expenses, judgments, settlements and penalties arising from actual or alleged infringement or misappropriation of any intellectual property relating to our products or other claims arising from our products. We cannot reasonably develop an estimate of the maximum potential amount of payments that might be made under our indemnities because of the uncertainty as to whether a claim might arise and how much it might total.

If a merger is consummated with Clearday, of which there is no assurance, the merged company will focus on the development of Clearday’s non-residential daily care service model as well as the continued operation of Clearday’s existing Memory Care America residential memory care facilities. As part of plans to develop and expand its assortment of innovative, non-residential daily care services, Clearday intends to leverage our existing Cryogenic Cooler as an enabling technology for one of its service offerings in the healthcare market.

If a merger is not consummated with Clearday in the near future, we will likely be required to liquidate or declare bankruptcy, in which case there would likely be no payments to common stock holders.

For more risks of our business, see Item 1A, “Risk Factors” in this Report and other filings with the Securities and Exchange Commission.

Allied Integral United Inc [Member]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies and Basis of Presentation

Principles of Consolidation. The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. In 2019, AIU Alternative Care, Inc., a Delaware corporation (“AIU Alt Care”) and Clearday Alternative Care Oz Fund, L.P, a Delaware limited partnership (“Clearday OZ Fund”), were formed. The Company owns all of the voting interests of AIU Alt Care and the sole general partner of Clearday OZ Fund, and less than 1% of the preferred economic interests in such companies.

In November 2019, AIU Alt Care filed a certificate of designation that authorized preferred stock designated as the Series I 10.25% cumulative convertible preferred stock, par value $0.01 per share (the “Alt Care Preferred Stock”). The certificate of incorporation of AIU Alt Care authorizes 1,500,000 shares of preferred stock of which 700,000 is designated Alt Care Preferred Stock; and 1,500,000 of common stock. Each share of The Alt Care Preferred Stock has a stated value equal to the $10.00 Alt Care Preferred Stock original issue price. The exchange rate is 1 share of AIU Alt Care preferred stock to 1 share of the Company’s common stock. For the three months ended March 31, 2021, $257,000 was invested in the company in exchange for 25,700 shares.

In October 2019, AIU Alt Care formed AIU Impact Management, LLC and they formed Clearday OZ Fund, which is managed by AIU Impact Management, LLC as the general partner, owns 1% of Clearday OZ Fund and allocates 99% of NCI gains and losses accordingly. For the three months ended March 31, 2021, Clearday OZ Fund issued 41,317 units of limited partnership units in the amount $413,166.

The Company reports its non-controlling interest in subsidiaries as a separate component of equity in the consolidated balance sheets and reports both net loss attributable to the non-controlling interest and net loss attributable to the Company’s common shareholders on the face of the unaudited condensed consolidated statement of operations.

The asset, liabilities and employees transferred to the Company in the 2018 Acquisition Merger met the definition of a business, and so qualified as a change in reporting entity under ASC 250-10-45-21. As such, the historical financial statements of the transferred businesses are deemed to be those of the Company, even for the period prior to the 2018 Acquisition Merger and prior to the formation of the Company. As a transfer of businesses to an entity under common control, the assets and liabilities of the business were transferred at historical carrying values. Accordingly, following the 2018 Acquisition Merger, the financial results and financial position of the Company, the affiliated private funds and the subsidiaries of the affiliated private funds are retrospectively adjusted to give effect to the 2018 Acquisition Merger in the financial statements of periods presented prior to the 2018 Acquisition Merger, recorded at their respective carrying values similar to a pooling-of-interests.

Basis of presentation

The Company’s unaudited condensed consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”). All intercompany accounts and transactions have been eliminated in consolidation.

Unaudited Interim Financial Information. The accompanying unaudited condensed consolidated balance sheets as of December 31, 2020, the unaudited condensed consolidated statements of operations, of cash flows, and members’ (deficit) for the three months ended March 31, 2020 and March 31, 2021 are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the audited annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary for the fair statement of the Company’s financial position as of March 31, 2021, and the results of its operations and its cash flows three months ended March 31, 2020 and March 31, 2021. The financial data and other information disclosed in these notes related to the three months ended March 31, 2020 and March 31, 2021 are also unaudited. The unaudited condensed consolidated balance sheet as of December 31, 2020 included herein was derived from the audited consolidated financial statements as of that date. Certain disclosures have been condensed or omitted from the interim unaudited condensed consolidated financial statements. These unaudited interim condensed consolidated financial statements should be read in conjunction with the audited annual consolidated financial statements and related notes. The results for the three months ended March 31, 2021 are not necessarily indicative of results to be expected for the year ending December 31, 2021, any other interim periods, or any future year or period.

Use of Estimates. Preparation of these unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States requires the Company to make estimates and assumptions that may affect the amounts reported in these consolidated financial statements and related notes. Some significant estimates are included in the Company’s revenue recognition, the allowance for doubtful accounts, impairment of long-lived assets and estimates concerning the Company’s provisions for income taxes. The Company’s actual results could differ from its estimates. The Company’s periodically reviews estimates and assumptions, and the Company reflects the effects of changes, if any, in the unaudited condensed consolidated financial statements in the period that they are determined.

Fair Value of Financial Instruments. The Company’s financial instruments are limited to cash, accounts receivable, debt and equity investments, accounts payable, operating leases and mortgage notes payable. The fair value of these financial instruments was not materially different from their carrying values at March 31, 2021.

Cash and Restricted Cash. Cash, consisting of short-term, highly liquid investments and money market funds with original maturities of three months or less at the date of purchase, are carried at cost plus accrued interest, which approximates market.

Restricted cash as of March 31, 2021 and December 31, 2020 includes cash that the Company deposited as security for obligations arising from property taxes, property insurance and replacement reserve the Company is required to establish escrows as required by its mortgages and certain resident security deposits.

Investments. The company follows ASU 2016-01, “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”). The Company only has one investment in securities as of March 31, 2021 and applies the Fair Value approach to record and revalue the share prices on a mark to market basis at each reporting interim period since the original purchase agreement. All common stock has been marked to market to reflect the current value of the shares.

Software Capitalization. With regards to developing software, any application costs incurred during the development state, both internal expenses and those paid to third parties are capitalized and amortized per ASC350-40. Once the software has been developed, the costs to maintain and train others for its use will be expensed.

Earnings Per Share. Basic net income (loss) per common share is calculated by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of common shares and potentially dilutive securities outstanding for the period. For the Company’s diluted earnings per share calculation, the Company uses the “if-converted” method for preferred stock and convertible debt and the “treasury stock” method for Warrants and Options.

Concentrations of Credit Risk. The Company’s financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, investments and trade receivables. The Company holds its cash and investments with high-quality financial institutions, and the Company monitors the credit ratings of those institutions. The Company performs ongoing credit evaluations of its customers, and the risk with respect to trade receivables is further mitigated by the diversity, both by geography, of the customer base.

Accounts Receivable and Allowance for Doubtful Accounts. The Company records accounts receivable at their estimated net realizable value. Additionally, the Company estimates allowances for uncollectible amounts based upon factors which include, but are not limited to, historical payment trends, write-off experience, and the age of the receivable as well as a review of specific accounts, the terms of the agreements, the residents, the payers’ financial capacity to pay and other factors which may include likelihood and cost of litigation.

The allowance for doubtful accounts reflects estimates that the Company periodically reviews and revises based on new information, to which revisions may be material. The Company’s allowance for doubtful accounts consists of the following:

Allowance for Doubtful Accounts	Balance at Beginning of Period	Provision for Doubtful Accounts	Write-offs	Balance at End of Period
December 31, 2020	63,895	68,911	(63,895)	68,911
March 31, 2021	68,911	275,652	(68,911)	275,652

Assets and Liabilities Held for Sale. The Company designated its real estate and hotels as held for sale when it is probable these non-core business assets will be sold within one year. The Company records these assets on the consolidated balance sheets at the lesser of the carrying value and fair value less estimated selling costs. If the carrying value is greater than the fair value less the estimated selling costs, the Company records an impairment charge. The Company evaluates the fair value of the assets held for sale each period to determine if it has changed (See Note 5 – Discontinued Operations).

Property and Equipment. Property and equipment are recorded at cost and depreciated using the straight-line basis over their estimated useful lives, which are typically as follows:

Asset Class	Estimated Useful Life (in years)
Buildings	39
Building improvements	39
Equipment	7
Computer equipment and software	5
Furniture and fixtures	7

The Company regularly evaluates whether events or changes in circumstances have occurred that could indicate impairment in the value of the Company’s long-lived assets. If there is an indication that the carrying value of an asset is not recoverable, the Company determines the amount of impairment loss, if any, by comparing the historical carrying value of the asset to its estimated fair value, with any amount in excess of fair value recognized as an expense in the current period. The Company determines estimated fair value through an evaluation of recent financial performance, recent transactions for similar assets, market conditions and projected cash flows using standard industry valuation techniques. Undiscounted cash flow projections and estimates of fair value amounts are based on a number of assumptions such as revenue and expense growth rates, estimated holding periods and estimated capitalization rates (Level 3).

Gain (Loss) on Sale of Assets. The Company enters into real estate transactions which may include the disposal of certain commercial shopping centers and hotels, including the associated real estate; such transactions are recorded in Note 5 – Discontinued Operations. The Company recognizes gain or loss on these property sales when the transfer of control is complete. The Company recognizes gain or loss from the sale of equity method investments when the transfer of control is complete, and the Company has no continuing involvement with the transferred financial assets.

Legal Proceedings and Claims. The Company has been, is currently, and expects in the future to be involved in claims, lawsuits, and regulatory and other government audits, investigations and proceedings arising in the ordinary course of the Company’s business, some of which may involve material amounts. The Company establishes accruals for specific legal proceedings when it is considered probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Also, the defense and resolution of these claims, lawsuits, and regulatory and other government audits, investigations and proceedings may require the Company to incur significant expense. The Company accounts for claims and litigation losses in accordance with FASB, Accounting Standards Codification™, or ASC, Topic 450, Contingencies. Under FASB ASC Topic 450, loss contingency provisions are recorded for probable and estimable losses at the Company’s best estimate of a loss or, when a best estimate cannot be made, at the Company’s estimate of the minimum loss. These estimates are often developed prior to knowing the amount of the ultimate loss, require the application of considerable judgment, and are refined as additional information becomes known. Accordingly, the Company is often initially unable to develop a best estimate of loss and therefore the estimated minimum loss amount, which could be zero, is recorded; then, as information becomes known, the minimum loss amount is updated, as appropriate. Occasionally, a minimum or best estimate amount may be increased or decreased when events result in a changed expectation.

Lease Accounting. The Company follows FASB ASC Topic 842, Leases, or ASC Topic 842, utilizing the modified retrospective transition method with no adjustments to comparative periods presented. The Company has elected the practical expedient to account for each separate lease component of a contract and its associated non-lease components as a single lease component, thus causing all fixed payments to be capitalized.

Lessee

The Company evaluates whether a contract meets the definition of a lease whenever a contract grants a party the right to control the use of an identified asset for a period of time in exchange for consideration. To the extent the identified asset is able to be shared among multiple parties, the Company has determined that one party does not have control of the identified asset and the contract is not considered a lease. The Company accounts for contracts that do not meet the definition of a lease under other relevant accounting guidance (such as ASC 606 for revenue from contacts with customers)

The Company’s lease agreements primarily consist of building leases. These leases generally contain an initial term of 15 to 17 years and may contain renewal options. If the Company’s lease agreements include renewal option periods, the Company includes such renewal options in its calculation of the estimated lease term when it determines the options are reasonably certain to be exercised. When such renewal options are deemed to be reasonably certain, the estimated lease term determined under ASC 842 will be greater than the non-cancelable term of the contractual arrangement.

The Company classifies its lessee arrangements at inception as either operating leases or financing leases. A lease is classified as a financing lease if at least one of the following criteria is met: (1) the lease transfers ownership of the underlying asset to the lessee, (2) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (3) the lease term is for a major part of the remaining economic life of the underlying asset, (4) the present value of the sum of the lease payments equals or exceeds substantially all of the fair value of the underlying asset, or (5) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. A lease is classified as an operating lease if none of the five criteria described above for financing lease classification is met. The Company has no financing leases as of March 31, 2021.

ROU assets associated with operating leases are included in “Right of Use Asset” on the Company’s unaudited condensed consolidated balance sheet. Current and long-term portions of lease liabilities related to operating leases are included in “Lease Liabilities, Current” and “Lease Liabilities, Long-Term” on the Company’s balance sheet as of March 31, 2021. ROU assets represent the Company’s right to use an underlying asset for the estimated lease term and lease liabilities represent the Company’s present value of its future lease payments. In assessing its leases and determining its lease liability at lease commencement or upon modification, the Company was not able to readily determine the rate implicit for its lessee arrangements, and thus has used its incremental borrowing rate on a collateralized basis to determine the present value of the lease payments. The Company’s ROU assets are measured as the balance of the lease liability plus or minus any prepaid or accrued lease payments and any unamortized initial direct costs. Operating lease expenses are recognized on a ratable basis, regardless of whether the payment terms require the Company to make payments annually, quarterly, monthly, or for the entire term in advance. If the payment terms include fixed escalator provisions, the effect of such increases is recognized on a straight-line basis. The Company calculates the straight-line expense over the contract’s estimated lease term, including any renewal option periods that the Company deems reasonably certain to be exercised.

The Company reviews the carrying value of its ROU assets for impairment, similar to its other long-lived assets, whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company could record impairments in the future if there are changes in (1) long-term market conditions, (2) expected future operating results or (3) the utility of the assets that negatively impact the fair value of its ROU assets.

Lessor

The Company’s lessor arrangements primarily include tenant contracts within shopping centers, which is included in discontinued operations. The Company classifies its leases at inception as operating, direct financing, or sales-type leases. A lease is classified as a sales-type lease if at least one of the following criteria is met: (1) the lease transfers ownership of the underlying asset to the lessee, (2) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (3) the lease term is for a major part of the remaining economic life of the underlying asset, (4) the present value of the sum of the lease payments equals or exceeds substantially all of the fair value of the underlying assets or (5) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. Furthermore, when none of the above criteria is met, a lease is classified as a direct financing lease if both of the following criteria are met: (1) the present value of the of the sum of the lease payments and any residual value guaranteed by the lessee, that is not already reflected in the lease payments, equals or exceeds the fair value of the underlying asset and (2) it is probable that the lessor will collect the lease payments plus any amount necessary to satisfy a residual value guarantee. A lease is classified as an operating lease if it does not qualify as a sales-type or direct financing lease. Currently, the Company classifies all of its lessor arrangements as operating leases.

Revenues from the Company’s lessor arrangements are recognized on a straight-line, ratable basis over the fixed, non-cancelable term of the relevant tenant contract, regardless of whether the payments from the tenant are received in equal monthly amounts during the life of a tenant contract. Certain of the Company’s tenant contracts contain fixed escalation clauses (such as fixed-dollar or fixed-percentage increases) or inflation-based escalation clauses (such as those tied to the change in CPI) and is included in discontinued operations. If the payment terms call for fixed escalations, upfront payments, or rent-free periods, the rental revenue is recognized on a straight-line basis over the fixed, non-cancelable term of the agreement. When calculating straight-line site rental revenues, the Company considers all fixed elements of tenant contractual escalation provisions.

Certain of the Company’s arrangements with tenants contain both lease and non-lease components. In such circumstances, the Company has determined (1) the timing and pattern of transfer for the lease and non-lease component are the same and (2) the stand-alone lease component would be classified as an operating lease. As such, the Company has aggregated certain non-lease components with lease components and has determined that the lease components represent the predominant component of the arrangement.

Income Taxes. The Company’s income tax expense includes U.S. income taxes. Certain items of income and expense are not reported in tax returns and financial statements in the same year. The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences to be included in the Company’s consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse, while the effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company can recognize a tax benefit only if it is “more likely than not” that a particular tax position will be sustained upon examination or audit. To the extent the “more likely than not” standard has been satisfied, the benefit associated with a tax position is measured as the largest amount that has a greater than 50% likelihood of being realized.

Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent, the Company believes that the Company is more likely than not that all or a portion of deferred tax assets will not be realized, the Company establishes a valuation allowance to reduce the deferred tax assets to the appropriate valuation. To the extent the Company establishes a valuation allowance or increase or decrease this allowance in a given period, the Company includes the related tax expense or tax benefit within the tax provision in the consolidated statement of operations in that period. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. In the future, if the Company determines that it would be able to realize its deferred tax assets in excess of their net recorded amount, the Company will make an adjustment to the deferred tax asset valuation allowance and record an income tax benefit within the tax provision in the consolidated statement of operations in that period.

The Company pays franchise taxes in certain states in which it has operations. The Company has included franchise taxes in general and administrative and operating expenses in its consolidated statements of operations.

Revenue Recognition. The Company recognizes revenue from contracts with customers in accordance with ASC Topic 606, Revenue from Contracts with Customers, or ASC Topic 606, using the practical expedient in paragraph 606-10-10-4 that allows for the use of a portfolio approach, because we have determined that the effect of applying the guidance to our portfolios of contracts within the scope of ASC Topic 606 on our consolidated financial statements would not differ materially from applying the guidance to each individual contract within the respective portfolio or our performance obligations within such portfolio. The five-step model defined by ASC Topic 606 requires the Company to: (i) identify its contracts with customers, (ii) identify its performance obligations under those contracts, (iii) determine the transaction prices of those contracts, (iv) allocate the transaction prices to its performance obligations in those contracts and (v) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised goods or services are transferred to the customer in an amount that reflects the consideration expected in exchange for those goods or services.

A substantial portion of the Company’s revenue at its independent living and assisted living communities relates to contracts with residents for services that are generally under ASC Topic 606. The Company’s contracts with residents and other customers that are within the scope of ASC Topic 606 are generally short-term in nature. The Company has determined that services performed under those contracts are considered one performance obligation in accordance with ASC Topic 606 as such services are regarded as a series of distinct events with the same timing and pattern of transfer to the resident or customer. Revenue is recognized for those contracts when the Company’s performance obligation is satisfied by transferring control of the service provided to the resident or customer, which is generally when the services are provided over time.

Resident fees at our independent living and assisted living communities consist of regular monthly charges for basic housing and support services and fees for additional requested services, such as assisted living services, personalized health services and ancillary services. Fees are specified in our agreements with residents, which are generally short term (30 days to one year), with regular monthly charges billed in advance. Funds received from residents in advance of services provided are not material to our consolidated financial statements. Some of our senior living communities require payment of an upfront entrance fee in advance of a resident moving into the community; substantially all of these community fees are non-refundable and are initially recorded as deferred revenue and included in accrued expenses and other current liabilities in our consolidated balance sheets. These deferred amounts are then amortized on a straight-line basis into revenue over the term of the resident’s agreement. When the resident no longer resides within our community, the remaining deferred non-refundable fees are recognized in revenue. Revenue recorded and deferred in connection with community fees is not material to our consolidated financial statements. Revenue for basic housing and support services and additional requested services is recognized in accordance with ASC Topic 606 and measured based on the consideration specified in the resident agreement and is recorded when the services are provided.

Core Business – Continuing Operations

Resident Care Contracts. Residents fees at the Company’s senior living communities may consist of regular monthly charges for basic housing and support services and fees for additional requested services and ancillary services. Fees are specified in the Company’s agreements with residents, which are generally short term (30 days to one year), with regular monthly charges billed the first of the month. Funds received from resident in advance of services are not material to the Company’s unaudited condensed consolidated financial statements.

Below is a table that shows the breakdown by percent of revenues related to contracts with residents versus resident fees for support or ancillary services.

	For the three months ended March 31,
	2021	%	2020	%
Revenue from contracts with customers:
Resident rent - over time	$3,624,139	96.8%	$3,266,917	96.4%
Amenities and conveniences - point in time	119,922	3.2%	120,932	3.6%
Total revenue from contracts with customers	$3,744,061	100.00%	$3,387,849	100.00%

The following table presents revenue disaggregated by type of contract:

	For the three months ended March 31,
	2021	2020
Revenue from contracts with customers:
Resident rent	$3,413,311	$2,819,894
Ancillary	203,328	491,632
Assisted living	119,922	67,814
Move-in fees	7,500	8,509
Total revenue from contracts with customers	3,744,061	3,387,849
Total revenues	$3,744,061	$3,387,849

Discontinued Operations

Hotels. The hotels’ results of operations consist primarily of room rentals, food and beverage sales and other ancillary goods and services from hotel properties. Hotel operating revenues are disaggregated into room revenue, ancillary hotel revenue and other revenue on the consolidated statements of operations. Revenues are recorded net of any discounts or sales, occupancy or similar taxes collected from customers at the hotels, in the unaudited condensed consolidated statements of operations under discontinued operations.

Room revenue is generated through short-term contracts with customers whereby customers agree to pay a daily rate for the right to occupy hotel rooms for one or more nights. The Company’s performance obligations are fulfilled at the end of each night that the customers have the right to occupy the rooms. Room revenues are recognized daily at the contracted room rate in effect for each room night.

Food and beverage revenues are generated when customers purchase food and beverage at a hotel’s restaurant, bar or other facilities. The Company’s performance obligations are fulfilled at the time that food and beverage is purchased and provided to the customers.

Other revenues such as cancellation fees, telephone services or ancillary services such as laundry are recognized at the point in time or over the time period that the associated good or service is provided.

Payment received for a future stay is recognized as an advance deposit, which is included in Other Current Liabilities in Discontinued Operations on the Company’s consolidated balance sheet (see Note 5 – Discontinued Operations). Advance deposits are recognized as revenue when rooms are occupied, or goods or services have been delivered or rendered to customers. Advance deposits are generally recognized as revenue within a one-year period.

Commercial Shopping Centers and other Rental Properties. Leasing revenue from commercial shopping centers includes minimum rents, percentage rents, tenant recoveries and other leasing income which are accounted for under ASC Topic 842. Minimum rental revenues are recognized on a straight-line basis over the terms of the related leases. The difference between the amount of rent due in a year and the amount recorded as rental income is referred to as the “straight-line rent adjustment.” Percentage rents are recognized and accrued when tenants’ specified sales targets have been met. Estimated recoveries from certain tenants for the pro rata share of real estate taxes, insurance and other shopping center operating expenses are recognized as revenues in the period the applicable expenses are incurred. Other tenants pay a fixed rate, and these tenant recoveries are recognized as revenues on a straight-line basis over the term of the related leases.

PPP Loan

The Company recognizes PPP loans as debt instruments in accordance with ASC 470, Debt. When the loan proceeds are received, a long-term liability account (i.e., “PPP Loan Liability”) is set up. The presentation of the loan in the balance sheet is accounted for in accordance with U.S. GAAP regarding the presentation of assets and liabilities, whereas the portion of the loan due within 12 months from year end will be considered a current liability and the remaining portion will be considered a long-term liability. Also, under this guidance, a borrow should not recognize any income from the extinguishment of its debt until the borrower has been legally released as the primary obligor under the loan. In addition, the forgiveness of PPP loans as income will be recorded as other income and not included in income from operations based on the unprecedented nature of COVID-19.

HHS Government Grants

The Company recognizes income for government grants when grant proceeds are received and the Company determines it is reasonably assured that it will comply with the conditions of the grant, the Company will recognize the distributions received in the income statement on a systematic and rational basis. The Company will estimate the fair value of the grant using the applicable HHS definitions of health care related expenses and lost revenue attributable to COVID-19, considering the Company’s projected and actual results at the end of each reporting period.

Upon conclusion that AIU is reasonably assured that it has met the conditions of the grant, it must measure the amount of unreimbursed health-care related expenses and lost revenue related to COVID-19 at the end of each reporting period and release that amount from Refundable Advance to Other Revenue.

Recently Issued Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires a financial asset, or a group of financial assets measured at amortized cost basis to be presented at the net amount expected to be collected. This ASU eliminates the probable initial recognition threshold and instead requires reflection of an entity’s current estimate of all expected credit losses. In addition, this ASU amends the current available for sale security other-than-temporary impairment model for debt securities. The length of time that the fair value of an available for sale debt security has been below the amortized cost will no longer impact the determination of whether a credit loss exists and credit losses will now be limited to the difference between a security’s amortized cost basis and its fair value. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, which amends the transition and effective date for nonpublic entities and clarifies that receivables arising from operating leases are not in the scope of this ASU. These ASUs are effective for reporting periods beginning after December 15, 2022. The Company is assessing the potential impact that the adoption of these ASUs will have on its unaudited condensed consolidated financial statements.

In December 2019, the FASB also issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies certain requirements under Topic 740, including eliminating the exception to intra-period tax allocation when there is a loss from continuing operations and income from other sources, such as other comprehensive income or discontinued operations. This ASU is effective for reporting periods beginning after December 15, 2020. The Company expects this ASU will not have a material impact on its unaudited condensed consolidated financial statements.

2.	Summary of Significant Accounting Policies and Basis of Presentation

Principles of Consolidation. The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. In 2019, AIU Alternative Care, Inc., a Delaware corporation (“AIU Alt Care”) and Clearday Alternative Care Oz Fund, L.P, a Delaware limited partnership (“Clearday OZ Fund”), were formed. The Company owns all of the voting interests of AIU Alt Care and the sole general partner of Clearday OZ Fund, and less than 1% of the preferred economic interests in such companies.

In November 2019, AIU Alt Care filed a certificate of designation that authorized preferred stock designated as the Series I 10.25% cumulative convertible preferred stock, par value $0.01 per share (the “Alt Care Preferred Stock”). The certificate of incorporation of AIU Alt Care authorizes 1,500,000 shares of preferred stock of which 700,000 is designated Alt Care Preferred Stock; and 1,500,000 of common stock. Each share of The Alt Care Preferred Stock has a stated value equal to the $10.00 Alt Care Preferred Stock original issue price. The exchange rate is 1 share of AIU Alt Care preferred stock to 1 share of the Company’s common stock. For the year ended December 31, 2020, $3,641,576 was invested in the company in exchange for 364,158 shares.

In October 2019, AIU Alt Care formed AIU Impact Management, LLC and they formed Clearday OZ Fund, which is managed by AIU Impact Management, LLC as the general partner, owns 1% of Clearday OZ Fund and allocates 99% of NCI gains and losses accordingly. For the year ended December 31, 2020, Clearday OZ Fund issued 99,038 units of limited partnership units in the amount $990,387.

The Company reports its non-controlling interest in subsidiaries as a separate component of equity in the consolidated balance sheets and reports both net loss attributable to the non-controlling interest and net loss attributable to the Company’s common shareholders on the face of the consolidated statement of operations.

The asset, liabilities and employees transferred to the Company in the 2018 Acquisition Merger met the definition of a business, and so qualified as a change in reporting entity under ASC 250-10-45-21. As such, the historical financial statements of the transferred businesses are deemed to be those of the Company, even for the period prior to the 2018 Acquisition Merger and prior to the formation of the Company. As a transfer of businesses to an entity under common control, the assets and liabilities of the business were transferred at historical carrying values. Accordingly, following the 2018 Acquisition Merger, the financial results and financial position of the Company, the affiliated private funds and the subsidiaries of the affiliated private funds are retrospectively adjusted to give effect to the 2018 Acquisition Merger in the financial statements of periods presented prior to the 2018 Acquisition Merger, recorded at their respective carrying values similar to a pooling-of-interests.

Basis of Presentation

The Company’s consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”). The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates. Preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States requires the Company to make estimates and assumptions that may affect the amounts reported in these consolidated financial statements and related notes. Some significant estimates are included in the Company’s revenue recognition, the allowance for doubtful accounts, impairment of long-lived assets and estimates concerning the Company’s provisions for income taxes. The Company’s actual results could differ from its estimates. The Company’s periodically reviews estimates and assumptions and the Company reflects the effects of changes, if any, in the consolidated financial statements in the period that they are determined.

Fair Value of Financial Instruments. The Company’s financial instruments are limited to cash, accounts receivable, debt and equity investments, accounts payable, operating leases and mortgage notes payable. The fair value of these financial instruments was not materially different from their carrying values at December 31, 2020.

Cash and Restricted Cash. Cash, consisting of short-term, highly liquid investments and money market funds with original maturities of three months or less at the date of purchase, are carried at cost plus accrued interest, which approximates market.

Restricted cash as of December 31, 2020 and 2019 includes cash that the Company deposited as security for obligations arising from property taxes, property insurance and replacement reserve the Company is required to establish escrows as required by its mortgages and certain resident security deposits.

Investments. The company follows ASU 2016-01, “Financial Instruments—Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”). The Company only has one investment in securities as of December 31, 2020, and applies the Fair Value approach to record and revalue the share prices on a mark to market basis at each reporting interim period since the original purchase agreement. All common stock has been marked to market to reflect the current value of the shares.

Software Capitalization. With regards to developing software, any application costs incurred during the development state, both internal expenses and those paid to third parties are capitalized and amortized per ASC350-40. Once the software has been developed, the costs to maintain and train others for its use will be expensed.

Earnings Per Share. Basic net income (loss) per common share is calculated by dividing the net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for potentially dilutive securities. Diluted net income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders by the weighted average number of common shares and potentially dilutive securities outstanding for the period. For the Company’s diluted earnings per share calculation, the Company uses the “if-converted” method for preferred stock and convertible debt and the “treasury stock” method for Warrants and Options.

Concentrations of Credit Risk. The Company’s financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash, investments and trade receivables. The Company holds its cash and investments with high-quality financial institutions, and the Company monitors the credit ratings of those institutions. The Company performs ongoing credit evaluations of its customers, and the risk with respect to trade receivables is further mitigated by the diversity, both by geography, of the customer base.

Accounts Receivable and Allowance for Doubtful Accounts. The Company records accounts receivable at their estimated net realizable value. Additionally, the Company estimates allowances for uncollectible amounts based upon factors which include, but are not limited to, historical payment trends, write-off experience, and the age of the receivable as well as a review of specific accounts, the terms of the agreements, the residents, the payers’ financial capacity to pay and other factors which may include likelihood and cost of litigation.

The allowance for doubtful accounts reflects estimates that the Company periodically reviews and revises based on new information, to which revisions may be material. The Company’s allowance for doubtful accounts consists of the following:

Allowance for Doubtful Accounts	Balance at Beginning of Period	Provision for Doubtful Accounts	Write-offs	Balance at End of Period
December 31, 2019	53,597	63,895	(53,597)	63,895
December 31, 2020	63,895	68,911	(63,895)	68,911

Assets and Liabilities Held for Sale. The Company designated its real estate and hotels as held for sale when it is probable these non-core business assets will be sold within one year. The Company records these assets on the consolidated balance sheets at the lesser of the carrying value and fair value less estimated selling costs. If the carrying value is greater than the fair value less the estimated selling costs, the Company records an impairment charge. The Company evaluates the fair value of the assets held for sale each period to determine if it has changed (See Note 5 – Discontinued Operations).

Property and Equipment. Property and equipment are recorded at cost and depreciated using the straight-line basis over their estimated useful lives, which are typically as follows:

Asset Class	Estimated Useful Life (in years)
Buildings	39
Building improvements	39
Equipment	7
Computer equipment and software	5
Furniture and fixtures	7

The Company regularly evaluates whether events or changes in circumstances have occurred that could indicate impairment in the value of the Company’s long-lived assets. If there is an indication that the carrying value of an asset is not recoverable, the Company determines the amount of impairment loss, if any, by comparing the historical carrying value of the asset to its estimated fair value, with any amount in excess of fair value recognized as an expense in the current period. The Company determines estimated fair value through an evaluation of recent financial performance, recent transactions for similar assets, market conditions and projected cash flows using standard industry valuation techniques. Undiscounted cash flow projections and estimates of fair value amounts are based on a number of assumptions such as revenue and expense growth rates, estimated holding periods and estimated capitalization rates (Level 3).

Gain (Loss) on Sale of Assets. The Company enters into real estate transactions which may include the disposal of certain commercial shopping centers and hotels, including the associated real estate; such transactions are recorded in Note 5 – Discontinued Operations. The Company recognizes gain or loss on these property sales when the transfer of control is complete. The Company recognizes gain or loss from the sale of equity method investments when the transfer of control is complete, and the Company has no continuing involvement with the transferred financial assets.

Legal Proceedings and Claims. The Company has been, is currently, and expects in the future to be involved in claims, lawsuits, and regulatory and other government audits, investigations and proceedings arising in the ordinary course of the Company’s business, some of which may involve material amounts. We establish accruals for specific legal proceedings when it is considered probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Also, the defense and resolution of these claims, lawsuits, and regulatory and other government audits, investigations and proceedings may require the Company to incur significant expense. The Company accounts for claims and litigation losses in accordance with FASB, Accounting Standards Codification™, or ASC, Topic 450, Contingencies. Under FASB ASC Topic 450, loss contingency provisions are recorded for probable and estimable losses at the Company’s best estimate of a loss or, when a best estimate cannot be made, at the Company’s estimate of the minimum loss. These estimates are often developed prior to knowing the amount of the ultimate loss, require the application of considerable judgment, and are refined as additional information becomes known. Accordingly, the Company is often initially unable to develop a best estimate of loss and therefore the estimated minimum loss amount, which could be zero, is recorded; then, as information becomes known, the minimum loss amount is updated, as appropriate. Occasionally, a minimum or best estimate amount may be increased or decreased when events result in a changed expectation.

Lease Accounting. The Company follows FASB ASC Topic 842, Leases, or ASC Topic 842, utilizing the modified retrospective transition method with no adjustments to comparative periods presented. The Company has elected the practical expedient to account for each separate lease component of a contract and its associated non-lease components as a single lease component, thus causing all fixed payments to be capitalized.

Lessee

The Company evaluates whether a contract meets the definition of a lease whenever a contract grants a party the right to control the use of an identified asset for a period of time in exchange for consideration. To the extent the identified asset is able to be shared among multiple parties, the Company has determined that one party does not have control of the identified asset and the contract is not considered a lease. The Company accounts for contracts that do not meet the definition of a lease under other relevant accounting guidance (such as ASC 606 for revenue from contacts with customers)

The Company’s lease agreements primarily consist of building leases. These leases generally contain an initial term of 15 to 17 years and may contain renewal options. If the Company’s lease agreements include renewal option periods, the Company includes such renewal options in its calculation of the estimated lease term when it determines the options are reasonably certain to be exercised. When such renewal options are deemed to be reasonably certain, the estimated lease term determined under ASC 842 will be greater than the non-cancelable term of the contractual arrangement.

The Company classifies its lessee arrangements at inception as either operating leases or financing leases. A lease is classified as a financing lease if at least one of the following criteria is met: (1) the lease transfers ownership of the underlying asset to the lessee, (2) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (3) the lease term is for a major part of the remaining economic life of the underlying asset, (4) the present value of the sum of the lease payments equals or exceeds substantially all of the fair value of the underlying asset, or (5) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. A lease is classified as an operating lease if none of the five criteria described above for financing lease classification is met. The Company has no financing leases as of December 31, 2020.

ROU assets associated with operating leases are included in “Right of Use Asset” on the Company’s consolidated balance sheet. Current and long-term portions of lease liabilities related to operating leases are included in “Lease Liabilities, Current” and “Lease Liabilities, Long-Term” on the Company’s balance sheet as of December 31, 2020. ROU assets represent the Company’s right to use an underlying asset for the estimated lease term and lease liabilities represent the Company’s present value of its future lease payments. In assessing its leases and determining its lease liability at lease commencement or upon modification, the Company was not able to readily determine the rate implicit for its lessee arrangements, and thus has used its incremental borrowing rate on a collateralized basis to determine the present value of the lease payments. The Company’s ROU assets are measured as the balance of the lease liability plus or minus any prepaid or accrued lease payments and any unamortized initial direct costs. Operating lease expenses are recognized on a ratable basis, regardless of whether the payment terms require the Company to make payments annually, quarterly, monthly, or for the entire term in advance. If the payment terms include fixed escalator provisions, the effect of such increases is recognized on a straight-line basis. The Company calculates the straight-line expense over the contract’s estimated lease term, including any renewal option periods that the Company deems reasonably certain to be exercised.

The Company reviews the carrying value of its ROU assets for impairment, similar to its other long-lived assets, whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company could record impairments in the future if there are changes in (1) long-term market conditions, (2) expected future operating results or (3) the utility of the assets that negatively impact the fair value of its ROU assets.

Lessor

The Company’s lessor arrangements primarily include tenant contracts within shopping centers, which is included in discontinued operations. The Company classifies its leases at inception as operating, direct financing, or sales-type leases. A lease is classified as a sales-type lease if at least one of the following criteria is met: (1) the lease transfers ownership of the underlying asset to the lessee, (2) the lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise, (3) the lease term is for a major part of the remaining economic life of the underlying asset, (4) the present value of the sum of the lease payments equals or exceeds substantially all of the fair value of the underlying assets or (5) the underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term. Furthermore, when none of the above criteria is met, a lease is classified as a direct financing lease if both of the following criteria are met: (1) the present value of the of the sum of the lease payments and any residual value guaranteed by the lessee, that is not already reflected in the lease payments, equals or exceeds the fair value of the underlying asset and (2) it is probable that the lessor will collect the lease payments plus any amount necessary to satisfy a residual value guarantee. A lease is classified as an operating lease if it does not qualify as a sales-type or direct financing lease. Currently, the Company classifies all of its lessor arrangements as operating leases.

Revenues from the Company’s lessor arrangements are recognized on a straight-line, ratable basis over the fixed, non-cancelable term of the relevant tenant contract, regardless of whether the payments from the tenant are received in equal monthly amounts during the life of a tenant contract. Certain of the Company’s tenant contracts contain fixed escalation clauses (such as fixed-dollar or fixed-percentage increases) or inflation-based escalation clauses (such as those tied to the change in CPI) and is included in discontinued operations. If the payment terms call for fixed escalations, upfront payments, or rent-free periods, the rental revenue is recognized on a straight-line basis over the fixed, non-cancelable term of the agreement. When calculating straight-line site rental revenues, the Company considers all fixed elements of tenant contractual escalation provisions.

Certain of the Company’s arrangements with tenants contain both lease and non-lease components. In such circumstances, the Company has determined (1) the timing and pattern of transfer for the lease and non-lease component are the same and (2) the stand-alone lease component would be classified as an operating lease. As such, the Company has aggregated certain non-lease components with lease components and has determined that the lease components represent the predominant component of the arrangement.

Income Taxes. The Company’s income tax expense includes U.S. income taxes. Certain items of income and expense are not reported in tax returns and financial statements in the same year. The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences to be included in the Company’s consolidated financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse, while the effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company can recognize a tax benefit only if it is “more likely than not” that a particular tax position will be sustained upon examination or audit. To the extent the “more likely than not” standard has been satisfied, the benefit associated with a tax position is measured as the largest amount that has a greater than 50% likelihood of being realized.

Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent, the Company believes that the Company is more likely than not that all or a portion of deferred tax assets will not be realized, the Company establishes a valuation allowance to reduce the deferred tax assets to the appropriate valuation. To the extent the Company establishes a valuation allowance or increase or decrease this allowance in a given period, the Company includes the related tax expense or tax benefit within the tax provision in the consolidated statement of operations in that period. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. In the future, if the Company determines that it would be able to realize its deferred tax assets in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance and record an income tax benefit within the tax provision in the consolidated statement of operations in that period.

The Company pays franchise taxes in certain states in which it has operations. The Company has included franchise taxes in general and administrative and operating expenses in its consolidated statements of operations.

Revenue Recognition. The Company recognizes revenue from contracts with customers in accordance with ASC Topic 606, Revenue from Contracts with Customers, or ASC Topic 606, using the practical expedient in paragraph 606-10-10-4 that allows for the use of a portfolio approach, because we have determined that the effect of applying the guidance to our portfolios of contracts within the scope of ASC Topic 606 on our consolidated financial statements would not differ materially from applying the guidance to each individual contract within the respective portfolio or our performance obligations within such portfolio. The five-step model defined by ASC Topic 606 requires the Company to: (i) identify its contracts with customers, (ii) identify its performance obligations under those contracts, (iii) determine the transaction prices of those contracts, (iv) allocate the transaction prices to its performance obligations in those contracts and (v) recognize revenue when each performance obligation under those contracts is satisfied. Revenue is recognized when promised goods or services are transferred to the customer in an amount that reflects the consideration expected in exchange for those goods or services.

A substantial portion of the Company’s revenue at its independent living and assisted living communities relates to contracts with residents for services that are generally under ASC Topic 606. The Company’s contracts with residents and other customers that are within the scope of ASC Topic 606 are generally short-term in nature. The Company has determined that services performed under those contracts are considered one performance obligation in accordance with ASC Topic 606 as such services are regarded as a series of distinct events with the same timing and pattern of transfer to the resident or customer. Revenue is recognized for those contracts when the Company’s performance obligation is satisfied by transferring control of the service provided to the resident or customer, which is generally when the services are provided over time.

Resident fees at our independent living and assisted living communities consist of regular monthly charges for basic housing and support services and fees for additional requested services, such as assisted living services, personalized health services and ancillary services. Fees are specified in our agreements with residents, which are generally short term (30 days to one year), with regular monthly charges billed in advance. Funds received from residents in advance of services provided are not material to our consolidated financial statements. Some of our senior living communities require payment of an upfront entrance fee in advance of a resident moving into the community; substantially all of these community fees are non-refundable and are initially recorded as deferred revenue and included in accrued expenses and other current liabilities in our consolidated balance sheets. These deferred amounts are then amortized on a straight-line basis into revenue over the term of the resident’s agreement. When the resident no longer resides within our community, the remaining deferred non-refundable fees are recognized in revenue. Revenue recorded and deferred in connection with community fees is not material to our consolidated financial statements. Revenue for basic housing and support services and additional requested services is recognized in accordance with ASC Topic 606 and measured based on the consideration specified in the resident agreement and is recorded when the services are provided.

Core Business – Continuing Operations

Resident Care Contracts. Residents fees at the Company’s senior living communities may consist of regular monthly charges for basic housing and support services and fees for additional requested services and ancillary services. Fees are specified in the Company’s agreements with residents, which are generally short term (30 days to one year), with regular monthly charges billed the first of the month. Funds received from resident in advance of services are not material to the Company’s consolidated financial statements.

Below is a table that shows the breakdown by percent of revenues related to contracts with residents versus resident fees for support or ancillary services.

	For the years ended December 31,
	2020	%	2019	%
Revenue from contracts with customers:
Resident rent - over time	$12,287,423	97.1%	$12,201,291	97.6%
Amenities and conveniences - point in time	368,104	2.9%	297,828	2.4%
Total revenue from contracts with customers	12,655,527	100%	12,499,119	100%

The following table presents revenue disaggregated by type of contract:

	For the years ended December 31,
	2020	2019
Revenue from contracts with customers:
Resident rent	$11,961,108	$11,821,407
Ancillary	368,104	297,828
Assisted living	279,556	258,105
Move-in fees	46,759	121,779
Total revenue from contracts with customers	12,655,527	12,499,119
Total revenues	$12,655,527	$12,499,119

Discontinued Operations

Hotels. The hotels’ results of operations consist primarily of room rentals, food and beverage sales and other ancillary goods and services from hotel properties. Hotel operating revenues are disaggregated into room revenue, ancillary hotel revenue and other revenue on the consolidated statements of operations. Revenues are recorded net of any discounts or sales, occupancy or similar taxes collected from customers at the hotels, in the consolidated statements of operations under discontinued operations.

Room revenue is generated through short-term contracts with customers whereby customers agree to pay a daily rate for the right to occupy hotel rooms for one or more nights. The Company’s performance obligations are fulfilled at the end of each night that the customers have the right to occupy the rooms. Room revenues are recognized daily at the contracted room rate in effect for each room night.

Food and beverage revenues are generated when customers purchase food and beverage at a hotel’s restaurant, bar or other facilities. The Company’s performance obligations are fulfilled at the time that food and beverage is purchased and provided to the customers.

Other revenues such as cancellation fees, telephone services or ancillary services such as laundry are recognized at the point in time or over the time period that the associated good or service is provided.

Payment received for a future stay is recognized as an advance deposit, which is included in Other Current Liabilities in Discontinued Operations on the Company’s consolidated balance sheet (see Note 5 – Discontinued Operations). Advance deposits are recognized as revenue when rooms are occupied, or goods or services have been delivered or rendered to customers. Advance deposits are generally recognized as revenue within a one-year period.

Commercial Shopping Centers and other Rental Properties. Leasing revenue from commercial shopping centers includes minimum rents, percentage rents, tenant recoveries and other leasing income which are accounted for under ASC Topic 842. Minimum rental revenues are recognized on a straight-line basis over the terms of the related leases. The difference between the amount of rent due in a year and the amount recorded as rental income is referred to as the “straight-line rent adjustment.” Percentage rents are recognized and accrued when tenants’ specified sales targets have been met. Estimated recoveries from certain tenants for the pro rata share of real estate taxes, insurance and other shopping center operating expenses are recognized as revenues in the period the applicable expenses are incurred. Other tenants pay a fixed rate, and these tenant recoveries are recognized as revenues on a straight-line basis over the term of the related leases.

PPP Loan

The Company recognizes PPP loans as debt instruments in accordance with ASC 470, Debt. When the loan proceeds are received, a long-term liability account (i.e., “PPP Loan Liability”) is set up. The presentation of the loan in the balance sheet is accounted for in accordance with U.S. GAAP regarding the presentation of assets and liabilities, whereas the portion of the loan due within 12 months from year end will be considered a current liability and the remaining portion will be considered a long-term liability. Also, under this guidance, a borrow should not recognize any income from the extinguishment of its debt until the borrower has been legally released as the primary obligor under the loan. In addition, the forgiveness of PPP loans as income will be recorded as other income and not included in income from operations based on the unprecedented nature of COVID-19.

Recently Issued Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires a financial asset, or a group of financial assets measured at amortized cost basis to be presented at the net amount expected to be collected. This ASU eliminates the probable initial recognition threshold and instead requires reflection of an entity’s current estimate of all expected credit losses. In addition, this ASU amends the current available for sale security other-than-temporary impairment model for debt securities. The length of time that the fair value of an available for sale debt security has been below the amortized cost will no longer impact the determination of whether a credit loss exists and credit losses will now be limited to the difference between a security’s amortized cost basis and its fair value. In November 2018, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, which amends the transition and effective date for nonpublic entities and clarifies that receivables arising from operating leases are not in the scope of this ASU. These ASUs are effective for reporting periods beginning after December 15, 2022. The Company is assessing the potential impact that the adoption of these ASUs will have on its consolidated financial statements.

In December 2019, the FASB also issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies certain requirements under Topic 740, including eliminating the exception to intra-period tax allocation when there is a loss from continuing operations and income from other sources, such as other comprehensive income or discontinued operations. This ASU is effective for reporting periods beginning after December 15, 2020. The Company expects this ASU will not have a material impact on its consolidated financial statements.